Annual Fund Operating Expenses	Oct. 28, 2025
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.00%
Additional Other Expenses	1.33%
Other Expenses (as a percentage of Assets):	1.33%
Expenses (as a percentage of Assets)	2.13%	[1]
Fee Waiver or Reimbursement	(1.33%)	[2]
Net Expenses (as a percentage of Assets)	0.80%	[1]
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.15%
Additional Other Expenses	1.32%
Other Expenses (as a percentage of Assets):	1.47%
Expenses (as a percentage of Assets)	2.27%	[1]
Fee Waiver or Reimbursement	(1.32%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[1]
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.00%
Additional Other Expenses	0.28%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.78%	[3]
Fee Waiver or Reimbursement	(0.28%)	[4]
Net Expenses (as a percentage of Assets)	0.50%	[3]
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.15%
Additional Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.92%	[3]
Fee Waiver or Reimbursement	(0.27%)	[4]
Net Expenses (as a percentage of Assets)	0.65%	[3]

[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2025.
[2]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board of Directors of the Company.
[3]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2025.
[4]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board of Directors of the Company.